Deposits with Brokers (Details Narrative) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Brokers and Dealers [Abstract]
Margin deposit asset requirement	$ 3,685,581	$ 4,038,995	$ 8,464,415